Commitments and Contingencies - Additional Information (Detail)	Mar. 31, 2021
Zongqing Xiangqian [Member]
Other Commitments [Line Items]
Equity Interest	99.00%
Nominee After Zongqing Xiangqian [Member]
Other Commitments [Line Items]
Equity Interest	1.25%